Interest-Bearing Loans from Banks and Others (Details 1) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate	₪ 1,123
Variable interest rate	3,552
In NIS linked to CPI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate	₪ 522
Weighted average effective interest rate (%)	2.50%
Variable interest rate
Weighted average effective interest rate (%)
In NIS non linked [Member]
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate
Weighted average effective interest rate (%)
Variable interest rate	₪ 106
Weighted average effective interest rate (%)	2.90%
In C [Member]
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate
Weighted average effective interest rate (%)
Variable interest rate	₪ 352
Weighted average effective interest rate (%)	3.20%
In US [Member]
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate	₪ 601
Weighted average effective interest rate (%)	5.80%
Variable interest rate	₪ 1,700
Weighted average effective interest rate (%)	3.60%
In Euro [Member]
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate
Weighted average effective interest rate (%)
Variable interest rate	₪ 974
Weighted average effective interest rate (%)	2.30%
Swedish Krona [Member]
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate
Weighted average effective interest rate (%)
Variable interest rate
Weighted average effective interest rate (%)
Norwegian Krone [Member]
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rate
Weighted average effective interest rate (%)
Variable interest rate	₪ 420
Weighted average effective interest rate (%)	2.20%